Other reserves (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Other reserves
Balance at the beginning	¥ (249,356,000)	¥ (22,240,000)	¥ 49,001,000
Translation of foreign operations	672,000	1,088,000	(215,000)
Disposal of a subsidiary due to loss of control	(2,541,000)	68,000	(1,279,000)
Share-based payment	47,788,000
Issuance of shares	211,959,000	25,700,000
Transaction costs related to issuance of shares upon initial public offering	(45,516,000)
Balance at the end	590,598,000	(249,356,000)	(22,240,000)
Share-based compensation expenses	47,788,000
Reserves
Other reserves
Balance at the beginning	95,245,000	66,684,000	62,363,000
Translation of foreign operations	672,000	1,088,000	(215,000)
Transfer to statutory reserve	4,621,000	4,875,000	5,475,000
Disposal of a subsidiary due to loss of control		(17,000)	(1,057,000)
Further acquisition of interests in subsidiaries (Note 32)	(5,741,000)	(3,410,000)	(308,000)
Partial disposal of interests in subsidiaries without loss of control (Note 32)	493,000	331,000	426,000
Share-based payment	47,788,000
Issuance of shares	211,906,000	25,694,000
Transaction costs related to issuance of shares upon initial public offering	(45,516,000)
Preferred shares converted into ordinary share upon initial public offering	339,346,000
Exchangeable note converted into ordinary share upon initial public offering	140,471,000
Balance at the end	789,285,000	95,245,000	66,684,000
Capital reserve
Other reserves
Balance at the beginning	61,303,000	35,609,000	35,609,000
Issuance of shares	211,906,000	25,694,000
Transaction costs related to issuance of shares upon initial public offering	(45,516,000)
Preferred shares converted into ordinary share upon initial public offering	339,346,000
Exchangeable note converted into ordinary share upon initial public offering	140,471,000
Balance at the end	707,510,000	61,303,000	35,609,000
Merger reserve
Other reserves
Balance at the beginning	(10,000,000)	(10,000,000)	(10,000,000)
Balance at the end	(10,000,000)	(10,000,000)	(10,000,000)
Statutory reserve
Other reserves
Balance at the beginning	37,962,000	33,104,000	28,686,000
Transfer to statutory reserve	4,621,000	4,875,000	5,475,000
Disposal of a subsidiary due to loss of control		(17,000)	(1,057,000)
Balance at the end	¥ 42,583,000	37,962,000	33,104,000
Threshold percentage of share capital reserves to total share capital after which appropriation is optional	50.00%
Share-based compensation reserve
Other reserves
Balance at the beginning	¥ 67,960,000	67,960,000	67,960,000
Share-based payment	47,788,000
Balance at the end	115,748,000	67,960,000	67,960,000
Reserve resulting from lapsing of options				¥ 67,960,000
Other reserve
Other reserves
Balance at the beginning	(61,980,000)	(59,989,000)	(59,892,000)
Translation of foreign operations	672,000	1,088,000	(215,000)
Further acquisition of interests in subsidiaries (Note 32)	(5,741,000)	(3,410,000)	(308,000)
Partial disposal of interests in subsidiaries without loss of control (Note 32)	493,000	331,000	426,000
Balance at the end	¥ (66,556,000)	¥ (61,980,000)	¥ (59,989,000)